UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05526

J.P. Morgan Mutual Fund Investment Trust

 (Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Investment Trust

Schedule of Portfolio Investments as of September 30, 2010

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2010.

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 101.1%
Consumer Discretionary — 15.9%
	Auto Components — 2.1%
376	Gentex Corp.	7,326
255	Johnson Controls, Inc.	7,781

		15,107
	Automobiles — 1.3%
330	Harley-Davidson, Inc. (c)	9,391

	Diversified Consumer Services — 0.7%
136	Sotheby's (c)	5,008

	Household Durables — 1.0%
215	Harman International Industries, Inc. (a)	7,190

	Internet & Catalog Retail — 3.8%
142	Amazon.com, Inc. (a)	22,240
30	NetFlix, Inc. (a) (c)	4,929

		27,169
	Media — 3.2%
243	Lamar Advertising Co., Class A (a) (c)	7,720
193	Scripps Networks Interactive, Inc., Class A	9,192
179	Walt Disney Co. (The)	5,923

		22,835
	Specialty Retail — 2.4%
200	Dick's Sporting Goods, Inc. (a) (c)	5,594
389	OfficeMax, Inc. (a)	5,089
196	Williams-Sonoma, Inc. (c)	6,204

		16,887
	Textiles, Apparel & Luxury Goods — 1.4%
159	Phillips-Van Heusen Corp.	9,553

	Total Consumer Discretionary	113,140
Consumer Staples — 2.4%
	Beverages — 2.4%
157	Coca-Cola Co. (The)	9,182
222	Dr. Pepper Snapple Group, Inc.	7,896

	Total Consumer Staples	17,078
Energy — 6.3%
	Energy Equipment & Services — 2.2%
149	Cameron International Corp. (a)	6,387
146	Schlumberger Ltd.	8,964

		15,351
	Oil, Gas & Consumable Fuels — 4.1%
160	Concho Resources, Inc. (a) (c)	10,581
68	EOG Resources, Inc.	6,275
286	Forest Oil Corp. (a)	8,494
119	Southwestern Energy Co. (a)	3,983

		29,333
	Total Energy	44,684
Financials — 8.9%
	Capital Markets — 3.3%
28	BlackRock, Inc. (c)	4,801
156	Lazard Ltd., (Bermuda), Class A	5,455
467	Och-Ziff Capital Management Group LLC, Class A	6,954
124	T. Rowe Price Group, Inc. (c)	6,228

		23,438
	Commercial Banks — 2.5%
226	BB&T Corp.	5,435
270	U.S. Bancorp	5,844
246	Wells Fargo & Co.	6,177

		17,456
	Consumer Finance — 1.2%
201	American Express Co.	8,427

	Diversified Financial Services — 1.0%
27	CME Group, Inc.	7,110

	Insurance — 0.9%
112	ACE Ltd., (Switzerland)	6,495

	Total Financials	62,926
Health Care — 13.0%
	Biotechnology — 1.8%
69	Alexion Pharmaceuticals, Inc. (a) (c) (m)	4,428
150	Celgene Corp. (a) (c)	8,635

		13,063
	Health Care Equipment & Supplies — 1.7%
140	Sirona Dental Systems, Inc. (a)	5,051
186	Thoratec Corp. (a) (c)	6,889

		11,940
	Health Care Providers & Services — 6.8%
105	DaVita, Inc. (a)	7,234
195	Emeritus Corp. (a) (c)	3,320
225	Express Scripts, Inc. (a)	10,972
199	Healthspring, Inc. (a)	5,137
364	Lincare Holdings, Inc.	9,132
345	UnitedHealth Group, Inc.	12,099

		47,894
	Pharmaceuticals — 2.7%
137	Teva Pharmaceutical Industries Ltd., (Israel), ADR	7,237
483	Valeant Pharmaceuticals International, Inc., (Canada) (c)	12,102

		19,339
	Total Health Care	92,236
Industrials — 13.9%
	Aerospace & Defense — 2.8%
98	Goodrich Corp.	7,204
119	HEICO Corp. (c)	5,446
57	Precision Castparts Corp.	7,240

		19,890
	Airlines — 0.7%
422	Delta Air Lines, Inc. (a) (c)	4,907

	Building Products — 1.1%
151	Lennox International, Inc. (c)	6,291
87	Trex Co., Inc. (a) (c)	1,660

		7,951
	Electrical Equipment — 1.5%
347	Generac Holdings, Inc. (a)	4,727
98	Rockwell Automation, Inc.	6,056

		10,783
	Machinery — 4.2%
149	Cummins, Inc.	13,514
138	Deere & Co.	9,637
139	Wabtec Corp. (c)	6,643

		29,794
	Road & Rail — 2.0%
493	Avis Budget Group, Inc. (a) (c)	5,747
126	Canadian National Railway Co., (Canada) (c)	8,047

		13,794
	Trading Companies & Distributors — 1.6%
96	W.W. Grainger, Inc. (c)	11,387

	Total Industrials	98,506
Information Technology — 35.1%
	Communications Equipment — 3.8%
625	Cisco Systems, Inc. (a)	13,685
200	QUALCOMM, Inc.	9,019
85	Riverbed Technology, Inc. (a)	3,852

		26,556
	Computers & Peripherals — 8.8%
167	Apple, Inc. (a)	47,259
242	EMC Corp. (a)	4,921
204	NetApp, Inc. (a) (c)	10,147

		62,327
	Electronic Equipment, Instruments & Components — 2.3%
180	Amphenol Corp., Class A	8,822
254	Tyco Electronics Ltd., (Switzerland)	7,410

		16,232
	Internet Software & Services — 2.7%
80	Equinix, Inc. (a) (c)	8,137
22	Google, Inc., Class A (a)	11,304

		19,441
	IT Services — 7.3%
137	Alliance Data Systems Corp. (a) (c) (m)	8,941
251	Amdocs Ltd., (United Kingdom) (a)	7,191
325	CGI Group, Inc., (Canada), Class A (a)	4,891
163	Cognizant Technology Solutions Corp., Class A (a)	10,496
197	Hewitt Associates, Inc., Class A (a)	9,914
47	MasterCard, Inc., Class A	10,505

		51,938
	Semiconductors & Semiconductor Equipment — 3.8%
294	Broadcom Corp., Class A (c)	10,405
220	Lam Research Corp. (a)	9,186
412	Marvell Technology Group Ltd., (Bermuda) (a)	7,212

		26,803
	Software — 6.4%
106	Citrix Systems, Inc. (a)	7,261
114	Concur Technologies, Inc. (a) (c)	5,626
196	MICROS Systems, Inc. (a)	8,280
269	Microsoft Corp.	6,576
418	Oracle Corp.	11,231
224	Taleo Corp., Class A (a) (c)	6,488

		45,462
	Total Information Technology	248,759
Materials — 4.6%
	Chemicals — 1.1%
108	Sherwin-Williams Co. (The)	8,100

	Containers & Packaging — 1.8%
223	Bemis Co., Inc.	7,090
98	Greif, Inc., Class A	5,760

		12,850
	Metals & Mining — 1.7%
76	Cliffs Natural Resources, Inc.	4,858
80	Freeport-McMoRan Copper & Gold, Inc. (c)	6,789

		11,647
	Total Materials	32,597
Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 1.0%
399	tw telecom, inc. (a) (c)	7,404

	Total Common Stocks (Cost $567,051)	717,330
Short-Term Investment — 0.5%
	Investment Company — 0.5%
3,153	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $3,153)	3,153
Investments of Cash Collateral for Securities on Loan — 17.1%
	Investment Company — 17.1%
121,064	JPMorgan Prime Money Market Fund, Capital Shares, 0.160% (b) (l) (Cost $121,064)	121,064
	Total Investments — 118.7% (Cost $691,268)	841,547
	Liabilities in Excess of Other Assets — (18.7)%	(132,307)
	NET ASSETS — 100.0%	$709,240

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt

(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)		Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)		The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$160,352
Aggregate gross unrealized depreciation	(10,073)
Net unrealized appreciation/depreciation	$150,279
Federal income tax cost of investments	$691,268

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$834,310	$7,237	$–	$841,547

There were no significant transfers between levels 1 and 2 during the period ended September 30, 2010.
# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of an ADR, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Investment Trust

By:

/s/____________________________________

Patricia A. Maleski

President and Principal Executive Officer

November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/____________________________________

Patricia A. Maleski

President and Principal Executive Officer

November 24, 2010

By:

/s/____________________________________

Joy C. Dowd

Treasurer and Principal Financial Officer

November 24, 2010